Related Party Balances and Transactions (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Related Party Balances and Transactions [Line Items]
Related party amount	RM 3,259,111	$ 803,528	RM 3,320,276	RM 2,108,419
Advance from director	779	192	61,995	50,188
Related Party [Member]
Related Party Balances and Transactions [Line Items]
Related party amount	RM 3,259,111	$ 803,528	RM 3,320,276	RM 2,108,419